SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule Of Revenues From Sales To Unaffiliated Customers) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 295,173	$ 290,766	$ 262,881
Property and equipment, net	[1]	47,418	49,616
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[2]	67,108	47,505	38,165
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		42,909	47,382	44,832
Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		19,324	23,165	23,497
Asia-Pacific and Middle East [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		32,970	32,008	47,677
India [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		80,957	86,088	62,047
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		51,905	54,618	$ 46,663
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net		41,076	42,192
Segment Geographical Groups Of Countries Group Five [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net		$ 6,342	$ 7,424

[1]	Long-lived assets are comprised of property and equipment, net and operating lease right-of-use assets
[2]	As of December 31, 2022, 2021 and 2020 87%, 72% and 79% represents revenues in the United States.